Provision for de-characterization of dam structures and asset retirement obligations - De-characterization of dam structures located in Brazil (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,537
Additional provision	27	$ 129
Disbursements	(127)	(145)
Translation adjustment	303
Balance at the ending	3,312	3,537
Current liabilities	1,036	1,045
Non-current liabilities	2,446	3,419
Liabilities	3,312	3,537
De-characterization of dam structures located in Brazil
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,523	2,289
Additional provision	72	1,725
Disbursements	(349)	(338)
Present value valuation	(121)	(36)
Translation adjustment	253	(117)
Balance at the ending	3,378	3,523
Current liabilities	357	451
Non-current liabilities	3,021	3,072
Liabilities	$ 3,378	$ 3,523